UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               June 30, 2009


Check here if Amendment [   ];   Amendment Number: ____
This Amendment (Check only one.):            [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:  Barclays Global Investors (Deutschland) AG
   Address:  Apianstrasse 6
             Unterfohring Germany D-85774
             Form 13F File Number: 028-12608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

               Name: Richard Schuster
		         Alexander Vonschilling
               Title: Quality Manager
			    Reporting Supervisor
               Phone: 49 89 92694-8320
			    49 89 92694-8320


 Signature, Place, and Date of Signing:
 Richard Schuster, Alexander Von Schilling, Germany   August 12, 2009


    Report Type (Check only one.):

       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
028-12602                  Barclays Global Investors UK Holdings Limited